Summary of significant accounting policies (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Intercompany receivables	$ 0	$ 0
Current assets from continuing operations excluding intercompany receivables	158,171,175	153,254,380
Current assets	158,171,175	153,254,380
Non-current assets excluding investment in subsidiaries	16,628,911	10,528,473
Non-current assets	16,628,911	10,528,473
Total assets from continuing operations	174,800,086	163,782,853
Current liabilities from continuing operations	10,712,982	8,289,321
Amount of liabilities excluding intercompany payables.	158,171,175	153,254,380
Investment in subsidiaries	0	0
Total liabilities from continuing operations	12,824,160	9,098,762
Total shareholders' equity (net assets)	161,975,926	154,684,091
Non-current liabilities	2,111,178	809,441
Total shareholders' equity (net assets)	161,975,926	154,684,091	$ 160,792,418	$ 29,155,157
Nongyuan Network
Intercompany receivables	131,992,092	114,994,912
Current assets from continuing operations excluding intercompany receivables	353,985	33,986
Current assets	132,346,077	115,028,898
Non-current assets excluding investment in subsidiaries	0	8,484
Non-current assets	37,712,692	40,433,001
Total assets from continuing operations	170,058,769	155,461,899
Current liabilities from continuing operations	125,390,235	109,482,482
Amount of liabilities excluding intercompany payables.	756,017	226,814
Investment in subsidiaries	37,712,692	40,424,517
Non-current liabilities	106,737	151,707
Intercompany payables	124,634,218	109,255,668
Total shareholders' equity (net assets)	44,561,797	45,827,710
Total liabilities from continuing operations	125,496,972	109,634,189
Other [Member]
Intercompany receivables	144,664,527	163,676,919
Current assets from continuing operations excluding intercompany receivables	138,871,675	91,926,232
Current assets	283,536,202	255,603,151
Non-current assets excluding investment in subsidiaries	16,627,615	10,500,217
Non-current assets	16,627,615	10,500,217
Total assets from continuing operations	300,163,817	266,103,368
Current liabilities from continuing operations	291,394,188	256,030,616
Amount of liabilities excluding intercompany payables.	634,111	590,393
Investment in subsidiaries	0	0
Total liabilities from continuing operations	291,927,503	256,688,350
Non-current liabilities	533,315	657,734
Intercompany payables	290,760,077	255,440,223
Total shareholders' equity (net assets)	8,236,314	9,415,018
variable interest entity and subsidiaries.
Intercompany receivables	7,086,579	0
Current assets from continuing operations excluding intercompany receivables	18,841,671	57,133,125
Current assets	25,928,250	57,133,125
Non-current assets excluding investment in subsidiaries	1,296	19,772
Non-current assets	1,296	19,772
Total assets from continuing operations	25,929,546	57,152,897
Current liabilities from continuing operations	23,342,815	56,209,906
Amount of liabilities excluding intercompany payables.	3,530,735	1,789,357
Investment in subsidiaries	0	0
Total liabilities from continuing operations	24,813,941	56,209,906
Non-current liabilities	1,471,126	0
Total shareholders' equity (net assets)	1,115,605	942,991
Intercompany payables	19,812,080	54,420,549
FAMI
Intercompany receivables	151,681,406	140,445,311
Current assets from continuing operations excluding intercompany receivables	103,844	4,161,037
Current assets	151,785,250	144,606,348
Non-current assets excluding investment in subsidiaries	0	0
Non-current assets	0	0
Total assets from continuing operations	151,785,250	144,606,348
Current liabilities from continuing operations	6,010,348	5,683,459
Amount of liabilities excluding intercompany payables.	5,792,119	5,682,757
Investment in subsidiaries	0	0
Total liabilities from continuing operations	6,010,348	5,683,459
Total shareholders' equity (net assets)	145,774,902	138,922,889
Non-current liabilities	0	0
Intercompany payables	$ 218,229	$ 702